Note 4 - Other Investments (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale Debt Securities, Maturity Term	10 years
Proceeds from Sale of Available-for-sale Securities	¥ 4,840	¥ 141,235
Available-for-sale Securities, Gross Realized Gains	2,708		35,934
Cost Method Investments	2,144,574	2,004,344
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	81,000	11,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	¥ 30,554	3,964
Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		¥ 10,765	¥ 29,117
Minimum [Member]
Investment, Fair Value, Percentage Below Cost	0.60%
Maximum [Member]
Investment, Fair Value, Percentage Below Cost	9.80%